OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS

NOTE 4 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of December 31,
	2019	2018
Tax receivables	$8,156	$3,997
Prepaid expenses	8,265	14,170
Accrued interest on bank deposits and other receivables	5,598	4,585
	$22,019	$22,752